Earnings per Share - Schedule of Earnings per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic net loss per share
Total basic net loss per share attributable to the ordinary equity holders of the Company	$ (0.14)	$ (0.15)	$ (0.09)
Diluted net loss per share
Total diluted net loss per share attributable to the ordinary equity holders of the Company	$ (0.14)	$ (0.15)	$ (0.09)